UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2014


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2014


[LOGO OF USAA]
   USAA(R)

                                        [GRAPHIC OF USAA AGGRESSIVE GROWTH FUND]

 ======================================================

        SEMIANNUAL REPORT
        USAA AGGRESSIVE GROWTH FUND
        FUND SHARES o INSTITUTIONAL SHARES
        JANUARY 31, 2014

 ======================================================

================================================================================

================================================================================

PRESIDENT'S MESSAGE

"IN MY OPINION, THE CONTINUATION OF
THE TAPER IS AN INDICATION THAT FED                [PHOTO OF DANIEL S. McNAMARA]
POLICYMAKERS BELIEVE THE U.S. ECONOMIC
RECOVERY IS STRENGTHENING."

--------------------------------------------------------------------------------

FEBRUARY 2014

For much of the reporting period, market sentiment was driven by the potential for -- and then the reality of -- Federal Reserve (the Fed) "tapering." The Fed had hinted during the spring of 2013 that it might start reducing its asset purchase program (also known as quantitative easing, or QE) if U.S. economic conditions improved. (In September 2012, the U.S. central bank began purchasing $85 billion of U.S. Treasury securities and mortgage-backed securities every month to push down long-term interest rates and stimulate economic growth.) The Fed also continued to reiterate its "forward guidance" -- the promise to hold short-term interest rates near zero until unemployment falls below 6.5% and inflation rises above 2.5%.

In general, equity investors seemed to like the Fed's promise of "low rates for longer" more than they disliked the prospect of the taper. Though stocks had briefly declined in response to the Fed's springtime "taper talk," they moved higher overall during the reporting period, reaching new all-time highs in mid-January 2014. In the bond market, longer-term yields -- especially in five-year, 10-year, and 30-year maturities -- rose on expectations that the Fed would begin tapering sooner rather than later. Bond prices, which move in the opposite direction of yields, declined. However, not all bonds performed the same way during the reporting period. The fixed-income market is, after all, a market of bonds and not a single bond market. It comprises different types of bonds with different maturities and risk characteristics, including U.S. Treasuries, mortgage-backed securities, investment-grade bonds, high-yield bonds, municipal securities and more. While U.S. Treasury securities underperformed during the reporting period, bonds with more exposure to the U.S. economy's health (I.E., those with credit risk) outperformed.

In December, the Fed announced it would taper its QE asset purchases by $10 billion beginning in January 2014. It subsequently announced additional tapering of $10 billion in February and suggested it would continue reducing its asset purchases in $10 billion increments through the end of 2014. In my opinion, the continuation of the taper is an indication that Fed policymakers believe the U.S. economic recovery is strengthening. Indeed, near the end of the reporting period, the U.S. Department of Commerce estimated that fourth-quarter gross domestic product growth was 3.2%, which was later revised downward to 2.4% on February 28, 2014. Combined with a third-quarter

================================================================================

================================================================================

growth rate of 4.1%, the U.S. economy experienced one of its strongest six-month periods in a decade during the second half of 2013.

In mid-January, stocks underwent a sell-off. According to some observers, the decline was a response to slowing global economic growth, especially in China and Brazil, as well as currency weakness in Turkey and South Africa. However, in my opinion, the predominant driver of market behavior is how investors interpret macroeconomic data and future earnings trends. Some companies that met or beat earnings expectations in the fourth-quarter 2013 have guided down forecasts for coming quarters. Downward earnings guidance feeds into the belief held by many, including USAA Asset Management Company, that it may be harder than the markets expect for U.S. companies to find the earnings growth needed to support current valuations.

Meanwhile, as stocks declined in late January, investors sought safety in U.S. Treasuries and other conservative fixed-income securities. Though yields trended down, they generally remained higher at the end of the reporting period than they were at the beginning. Higher yields mean that investors have the opportunity to reinvest at higher rates and can potentially earn more on new investments.

Nevertheless, the shift in market sentiment during January underlines the importance of diversification. Different asset classes, such as stocks and bonds, move up and down at different rates and often at different times. I urge all investors to hold diversified portfolios directly tied to their goals, risk tolerance and time horizon. It is also a good idea to regularly reassess your investment risk and rebalance your portfolio. Regular rebalancing can potentially help you protect your gains and prepare for what happens next.

Looking ahead, I expect U.S. economic growth to continue getting stronger, albeit slowly. While some investors may believe the economy is already on a clear path to normalization, I believe the ride will be bumpier than many of us would like. Rest assured we will continue to monitor economic trends, Fed policy, geopolitical events, and other factors that could potentially affect your investments. From all of us at USAA Asset Management Company, thank you for allowing us to help you with your investment needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

Past performance is no guarantee of future results. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened. o Diversification is a technique intended to help reduce risk and does not guarantee a profit or prevent a loss. o Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker-dealer.

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                1

MANAGERS' COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           6

FINANCIAL INFORMATION

    Portfolio of Investments                                                 11

    Notes to Portfolio of Investments                                        19

    Financial Statements                                                     20

    Notes to Financial Statements                                            23

EXPENSE EXAMPLE                                                              38

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2014, USAA. All rights reserved.

================================================================================

================================================================================

FUND OBJECTIVE

THE USAA AGGRESSIVE GROWTH FUND (THE FUND) SEEKS CAPITAL APPRECIATION.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund invests primarily in equity securities of large companies that are selected for their growth potential. Although the Fund will invest primarily in U.S. securities, it may invest up to 20% of its total assets in foreign securities including securities issued in emerging markets.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

MANAGERS' COMMENTARY ON THE FUND

Wellington Management Company, LLP             Winslow Capital Management, LLC

    PAUL E. MARRKAND, CFA                          CLARK J. WINSLOW
                                                   JUSTIN H. KELLY, CFA
                                                   PATRICK M. BURTON, CFA

--------------------------------------------------------------------------------

o HOW DID THE USAA AGGRESSIVE GROWTH FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

    The Fund has two share classes: Fund Shares and Institutional Shares. For the six-month period ended January 31, 2014, the Fund Shares and Institutional Shares had a total return of 11.70% and 11.81%, respectively. This compares to returns of 12.90% for the Lipper Large-Cap Growth Funds Index and 10.15% for the Russell 1000(R) Growth Index (the Index).

    USAA Asset Management Company is the Fund's investment adviser. As the investment adviser, USAA Asset Management Company employs dedicated resources to support the research, selection, and monitoring of the Fund's subadviser(s). Wellington Management Company, LLP (Wellington) and Winslow Capital Management, LLC (Winslow) are subadvisers to the Fund. The investment adviser and each subadviser provides day-to-day discretionary management for a portion of the Fund's assets.

    Refer to page 7 for benchmark definitions.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

================================================================================

2  | USAA AGGRESSIVE GROWTH FUND

================================================================================

o   HOW DID THE OVERALL MARKET PERFORM DURING THE REPORTING PERIOD?

    The period was strong for U.S. equities. Equity markets were boosted by news in December of the modest level of the U.S. Federal Reserve's (the Fed) tapering of its bond-buying program, coupled with improving macroeconomic data. In January however, the market dipped as December payroll data undermined previous confidence in U.S. economic growth. In addition, the Argentine peso dropped in value and unnerved holders of other emerging currencies, most notably those of Turkey, South Africa, and Russia. The Fed's tapering program will likely result in reduced liquidity within emerging markets countries. Further data suggests that economic growth in emerging markets is also slowing. The largest emerging market, China, may grow slower in 2014. China is the chief purchaser of exports from other emerging markets.

o   HOW DID THE WELLINGTON MANAGEMENT PORTION PERFORM DURING THE REPORTING
    PERIOD?

    Positive stock selection in the financials sector was offset by weaker selection in the information technology and health care sectors. Sector allocation, a result of bottom-up stock selection, contributed to relative return, primarily due to an underweight position in the lagging consumer staples sector and an overweight exposure to the solidly performing information technology sector.

    Top contributors relative to performance included the online media and e-commerce company IAC/InterActiveCorp, as well as underweight positions in Philip Morris and IBM Corp. The largest detractors from returns included positions in Cisco Systems, Inc. and the semiconductor company Altera Corp., as well as an underweight position in Apple, Inc.

    You will find a complete list of securities that the Fund owns on pages
    11-18.

    Phillip Morris and IBM Corp. were sold out of the Fund prior to January 31, 2014.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  3

================================================================================

o   HOW IS WELLINGTON MANAGEMENT POSITIONED?

    Our portfolio continues to be balanced based on our growth, quality, and valuation measurements. We remain disciplined in executing our process, and we believe that we have an attractive portfolio of companies with strong balance sheets, solid growth opportunities, and high return on capital. At the end of the period, our largest overweights were to the information technology, health care, and industrials sectors, while we remained underweight in the consumer staples, materials, and telecommunication services sectors.

o HOW DID WINSLOW CAPITAL'S PORTION OF THE PORTFOLIO PERFORM DURING THE REPORTING PERIOD?

    The top-performing sectors were information technology and consumer staples sectors. Within the information technology sector, stock selection drove positive relative performance, while a modest underweight exposure to the sector itself detracted slightly. A longstanding underweight exposure to the consumer staples sector contributed to relative return, as did stock selection. Top performers in the technology sector included the cloud-computing provider Salesforce.com, Inc. and Facebook, Inc. "A".

    The bottom-performing sectors for the period were the industrials and energy sectors, with stock selection the main driver of underperformance. Within the industrials sector, the maintenance, repair and operations supplier W.W. Grainger, Inc. represented the largest detractor. In the energy sector, positions in the oil and gas firms EOG Resources and Noble Energy, Inc. subtracted from performance.

    W.W. Grainger, Inc. and EOG Resources were sold out of the Fund prior to January 31, 2014.

================================================================================

4  | USAA AGGRESSIVE GROWTH FUND

================================================================================

o   HOW IS THE WINSLOW CAPITAL PORTFOLIO POSITIONED?

    We have maintained largely the same portfolio positioning as we have held for the last several months. Consumer discretionary stocks remain our largest overweight position. Within the sector, we believe that Amazon.com, Inc. will likely see strong growth from its Web services business, and the potential reduction of capital expenditures by the company in 2014 could add to earnings. We believe that economic recovery in Europe, mobile traffic growth, and increasing economies of scale, particularly in customer acquisition costs, should, in our view, add upside to earnings for priceline.com, Inc.

    In health care, we believe that companies with exceptional drug "pipelines" and those poised to benefit from the Affordable Care Act will be favored. We plan to remain selective in the information technology sector and we are skeptical of slower-growth "legacy" technology companies such as IBM Corp. We also believe that a rising interest rate environment, in our opinion, should benefit banks and brokers such as Charles Schwab Corp. and JPMorgan Chase & Co.; both companies were added to our portion of the portfolio during the period.

    Going forward, we expect challenges in the industrials, energy, and materials companies markets. Thus, we will continue to seek companies with growth opportunities. Our portion of the Fund holds companies within the aerospace and automobile end-markets, and we are avoiding firms that are over-leveraged to emerging markets. Similarly, we think that emerging market exposure combined with other headwinds will limit growth opportunities within the consumer staples area. Valuations have improved there given recent underperformance, but they remain elevated on a historical basis.

    Thank you for your investment in the Fund.

    Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. Emerging market countries are most volatile. Emerging market countries are less diverse and mature than other countries and tend to be politically less stable.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  5

================================================================================

INVESTMENT OVERVIEW

USAA AGGRESSIVE GROWTH FUND SHARES (FUND SHARES) (Ticker Symbol: USAUX)

--------------------------------------------------------------------------------
                                              1/31/14                7/31/13
--------------------------------------------------------------------------------
Net Assets                               $1,057.5 Million       $1,010.0 Million
Net Asset Value Per Share                     $39.11                 $38.44

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/14
--------------------------------------------------------------------------------
8/1/13-1/31/14*              1 Year              5 Years              10 Years
    11.70%                   25.59%               18.77%                6.41%

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/13
--------------------------------------------------------------------------------
   1 Year                          5 Years                           10 Years
   34.43%                           17.37%                             6.69%

--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 7/31/13**
--------------------------------------------------------------------------------

                                      1.08%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF
FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE
DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO
THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT
USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2013, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

================================================================================

6  | USAA AGGRESSIVE GROWTH FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]



                 RUSSELL 1000        LIPPER LARGE-CAP          USAA AGGRESSIVE
                 GROWTH INDEX       GROWTH FUNDS INDEX       GROWTH FUND SHARES
 1/31/2004        $10,000.00            $10,000.00               $10,000.00
 2/29/2004         10,063.53             10,043.29                10,154.20
 3/31/2004          9,876.85              9,931.27                10,177.33
 4/30/2004          9,762.03              9,708.32                 9,907.48
 5/31/2004          9,943.98              9,884.20                 9,984.58
 6/30/2004         10,068.24             10,025.63                10,123.36
 7/31/2004          9,499.06              9,432.75                 9,610.64
 8/31/2004          9,452.15              9,366.21                 9,714.73
 9/30/2004          9,542.05              9,585.69                10,138.78
10/31/2004          9,690.87              9,701.22                10,084.81
11/30/2004         10,024.22             10,134.01                10,636.08
12/31/2004         10,417.26             10,543.17                11,272.17
 1/31/2005         10,069.86             10,180.30                10,851.97
 2/28/2005         10,177.03             10,246.93                10,913.65
 3/31/2005          9,991.61             10,060.26                10,751.73
 4/30/2005          9,801.33              9,841.57                10,659.21
 5/31/2005         10,275.55             10,387.83                11,129.53
 6/30/2005         10,237.67             10,408.55                11,256.75
 7/31/2005         10,738.03             10,931.93                11,665.38
 8/31/2005         10,599.74             10,815.27                11,464.92
 9/30/2005         10,648.55             10,944.75                11,626.83
10/31/2005         10,545.05             10,873.87                11,495.76
11/30/2005         11,000.01             11,371.57                12,016.19
12/31/2005         10,965.53             11,342.45                12,086.64
 1/31/2006         11,158.04             11,651.72                12,402.88
 2/28/2006         11,140.31             11,494.55                12,341.18
 3/31/2006         11,304.80             11,605.38                12,445.31
 4/30/2006         11,289.43             11,587.16                12,441.45
 5/31/2006         10,906.77             11,046.60                11,909.24
 6/30/2006         10,863.73             11,010.30                11,897.67
 7/31/2006         10,656.82             10,728.40                11,523.57
 8/31/2006         10,989.31             10,976.81                11,600.71
 9/30/2006         11,291.27             11,213.49                11,859.10
10/31/2006         11,688.20             11,550.85                12,217.77
11/30/2006         11,920.15             11,814.75                12,510.87
12/31/2006         11,960.51             11,877.26                12,730.70
 1/31/2007         12,267.97             12,183.81                13,324.62
 2/28/2007         12,037.37             11,908.79                12,850.25
 3/31/2007         12,102.66             11,998.40                12,803.97
 4/30/2007         12,672.45             12,485.52                13,174.21
 5/31/2007         13,128.34             12,908.33                13,683.28
 6/30/2007         12,932.37             12,786.59                13,548.30
 7/31/2007         12,731.88             12,624.34                13,390.18
 8/31/2007         12,934.76             12,832.38                13,667.85
 9/30/2007         13,476.60             13,615.17                14,624.30
10/31/2007         13,935.26             14,223.58                15,492.03
11/30/2007         13,421.93             13,643.70                14,705.28
12/31/2007         13,373.40             13,655.62                14,625.28
 1/31/2008         12,330.58             12,487.09                13,376.55
 2/29/2008         12,085.68             12,226.95                12,908.75
 3/31/2008         12,012.10             12,122.91                12,645.86
 4/30/2008         12,642.73             12,869.97                13,446.13
 5/31/2008         13,106.14             13,221.36                13,662.63
 6/30/2008         12,162.21             12,248.67                12,645.86
 7/31/2008         11,930.97             12,006.98                12,518.28
 8/31/2008         12,059.44             12,039.04                12,410.03
 9/30/2008         10,662.90             10,495.87                11,049.18
10/31/2008          8,785.60              8,662.80                 9,413.84
11/30/2008          8,086.89              7,793.79                 8,416.40
12/31/2008          8,233.04              8,003.14                 8,556.59
 1/31/2009          7,836.99              7,589.43                 7,875.02
 2/28/2009          7,247.43              7,094.39                 7,349.24
 3/31/2009          7,893.87              7,704.05                 7,843.86
 4/30/2009          8,651.73              8,520.32                 8,626.69
 5/31/2009          9,080.61              8,986.78                 9,218.68
 6/30/2009          9,182.20              8,990.31                 9,004.48
 7/31/2009          9,834.38              9,667.76                 9,670.46
 8/31/2009         10,038.33              9,858.48                 9,943.09
 9/30/2009         10,465.32             10,331.92                10,375.40
10/31/2009         10,323.57             10,127.50                10,188.46
11/30/2009         10,957.77             10,738.37                10,944.02
12/31/2009         11,296.46             11,084.28                11,003.97
 1/31/2010         10,803.52             10,503.56                10,522.81
 2/28/2010         11,174.80             10,876.17                10,824.02
 3/31/2010         11,821.18             11,559.30                11,586.83
 4/30/2010         11,953.27             11,678.20                11,758.95
 5/31/2010         11,040.74             10,740.04                10,906.17
 6/30/2010         10,432.77             10,121.92                10,162.92
 7/31/2010         11,176.96             10,808.45                10,780.99
 8/31/2010         10,655.12             10,277.84                10,225.51
 9/30/2010         11,789.36             11,379.55                11,465.56
10/31/2010         12,352.41             11,977.17                12,009.31
11/30/2010         12,495.87             12,097.03                12,154.04
12/31/2010         13,184.16             12,760.79                12,908.87
 1/31/2011         13,519.68             13,012.59                13,198.43
 2/28/2011         13,962.14             13,364.68                13,628.86
 3/31/2011         13,979.19             13,371.41                13,718.85
 4/30/2011         14,447.34             13,776.86                14,157.11
 5/31/2011         14,290.05             13,609.19                13,922.33
 6/30/2011         14,085.10             13,429.04                13,711.03
 7/31/2011         13,943.91             13,357.18                13,527.12
 8/31/2011         13,208.03             12,459.13                12,599.75
 9/30/2011         12,234.80             11,371.84                11,504.12
10/31/2011         13,577.44             12,736.71                13,006.69
11/30/2011         13,576.13             12,579.96                12,826.70
12/31/2011         13,532.48             12,390.16                12,588.01
 1/31/2012         14,340.26             13,239.47                13,523.21
 2/29/2012         15,026.08             14,019.20                14,219.71
 3/31/2012         15,520.31             14,514.59                14,763.62
 4/30/2012         15,496.34             14,407.89                14,560.14
 5/31/2012         14,502.30             13,303.24                13,347.12
 6/30/2012         14,896.09             13,597.89                13,711.03
 7/31/2012         15,095.77             13,618.91                13,730.59
 8/31/2012         15,501.91             14,130.39                14,219.71
 9/30/2012         15,805.92             14,477.35                14,509.27
10/31/2012         15,344.60             13,974.03                13,863.63
11/30/2012         15,601.55             14,284.96                14,207.97
12/31/2012         15,597.24             14,362.43                14,177.05
 1/31/2013         16,265.72             14,982.37                14,818.51
 2/28/2013         16,468.13             15,062.42                14,918.19
 3/31/2013         17,085.90             15,536.04                15,438.29
 4/30/2013         17,448.58             15,737.41                15,624.66
 5/31/2013         17,772.72             16,152.14                16,110.09
 6/30/2013         17,438.28             15,824.88                15,828.37
 7/31/2013         18,362.88             16,814.32                16,660.53
 8/31/2013         18,048.17             16,612.20                16,352.80
 9/30/2013         18,852.46             17,561.96                17,228.30
10/31/2013         19,686.41             18,298.51                17,943.44
11/30/2013         20,241.75             18,845.43                18,506.88
12/31/2013         20,819.95             19,448.23                19,057.63
 1/31/2014         20,226.41             18,983.98                18,610.33

                                   [END CHART]

                          Data from 1/31/04 to 1/31/14.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Aggressive Growth Fund Shares to the following benchmarks:

o The unmanaged Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

o The unmanaged Lipper Large-Cap Growth Funds Index tracks the total return performance of the 30 largest funds within the Lipper Large-Cap Growth Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indices does not reflect the deduction of any fees or expenses.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

USAA AGGRESSIVE GROWTH FUND INSTITUTIONAL SHARES (INSTITUTIONAL SHARES) (Ticker Symbol: UIAGX)

--------------------------------------------------------------------------------
                                          1/31/14                    7/31/13
--------------------------------------------------------------------------------
Net Assets                             $110.7 Million             $165.1 Million
Net Asset Value Per Share                  $39.36                     $38.67

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/14
--------------------------------------------------------------------------------
8/1/13-1/31/14*         1 Year          5 Years          Since Inception 8/01/08
    11.81%              25.91%           19.25%                   8.08%

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/13
--------------------------------------------------------------------------------
    1 Year                    5 Years                    Since Inception 8/01/08
    34.84%                     17.85%                             8.69%

--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 7/31/13**
--------------------------------------------------------------------------------

                                      0.71%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF
FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE
DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO
THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT
USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2013, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies.
Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy
(USAA fund-of-funds) and not to the general public.

================================================================================

8  | USAA AGGRESSIVE GROWTH FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]



                                                                    USAA AGGRESSIVE
                      RUSSELL 1000          LIPPER LARGE-CAP          GROWTH FUND
                      GROWTH INDEX         GROWTH FUNDS INDEX    INSTITUTIONAL SHARES
 7/31/2008             $10,000.00              $10,000.00             $10,000.00
 8/31/2008              10,107.67               10,026.70              10,012.48
 9/30/2008               8,937.16                8,741.47               8,914.54
10/31/2008               7,363.69                7,214.80               7,595.13
11/30/2008               6,778.06                6,491.05               6,790.39
12/31/2008               6,900.56                6,665.41               6,909.17
 1/31/2009               6,568.61                6,320.85               6,357.57
 2/28/2009               6,074.46                5,908.55               5,938.36
 3/31/2009               6,616.28                6,416.31               6,341.81
 4/30/2009               7,251.48                7,096.14               6,978.52
 5/31/2009               7,610.95                7,484.63               7,460.77
 6/30/2009               7,696.10                7,487.57               7,290.56
 7/31/2009               8,242.73                8,051.78               7,832.71
 8/31/2009               8,413.67                8,210.62               8,056.50
 9/30/2009               8,771.55                8,604.93               8,409.52
10/31/2009               8,652.74                8,434.67               8,261.38
11/30/2009               9,184.30                8,943.43               8,879.17
12/31/2009               9,468.18                9,231.53               8,926.20
 1/31/2010               9,055.02                8,747.88               8,538.24
 2/28/2010               9,366.21                9,058.20               8,789.46
 3/31/2010               9,907.97                9,627.15               9,412.73
 4/30/2010              10,018.69                9,726.17               9,552.65
 5/31/2010               9,253.84                8,944.83               8,865.78
 6/30/2010               8,744.28                8,430.03               8,264.76
 7/31/2010               9,368.02                9,001.80               8,770.38
 8/31/2010               8,930.63                8,559.89               8,318.82
 9/30/2010               9,881.30                9,477.45               9,330.05
10/31/2010              10,353.23                9,975.17               9,778.43
11/30/2010              10,473.47               10,075.00               9,899.27
12/31/2010              11,050.36               10,627.81              10,517.15
 1/31/2011              11,331.58               10,837.52              10,759.87
 2/28/2011              11,702.43               11,130.76              11,114.38
 3/31/2011              11,716.72               11,136.36              11,191.03
 4/30/2011              12,109.10               11,474.04              11,548.74
 5/31/2011              11,977.27               11,334.40              11,363.50
 6/30/2011              11,805.49               11,184.35              11,194.23
 7/31/2011              11,687.16               11,124.51              11,050.51
 8/31/2011              11,070.37               10,376.57              10,296.77
 9/30/2011              10,254.66                9,471.02               9,405.71
10/31/2011              11,380.00               10,607.76              10,635.32
11/30/2011              11,378.90               10,477.21              10,491.60
12/31/2011              11,342.31               10,319.13              10,299.97
 1/31/2012              12,019.35               11,026.47              11,066.48
 2/29/2012              12,594.17               11,675.87              11,641.36
 3/31/2012              13,008.42               12,088.46              12,091.68
 4/30/2012              12,988.33               11,999.59              11,928.80
 5/31/2012              12,155.17               11,079.58              10,938.73
 6/30/2012              12,485.22               11,324.98              11,238.94
 7/31/2012              12,652.59               11,342.50              11,261.30
 8/31/2012              12,992.99               11,768.47              11,666.91
 9/30/2012              13,247.80               12,057.45              11,909.64
10/31/2012              12,861.15               11,638.25              11,382.66
11/30/2012              13,076.51               11,897.21              11,670.10
12/31/2012              13,072.90               11,961.73              11,647.13
 1/31/2013              13,633.19               12,478.05              12,179.13
 2/28/2013              13,802.84               12,544.72              12,264.25
 3/31/2013              14,320.63               12,939.17              12,696.94
 4/30/2013              14,624.61               13,106.88              12,852.99
 5/31/2013              14,896.29               13,452.29              13,257.30
 6/30/2013              14,615.98               13,179.73              13,026.77
 7/31/2013              15,390.94               14,003.78              13,714.82
 8/31/2013              15,127.16               13,835.45              13,466.56
 9/30/2013              15,801.28               14,626.46              14,190.07
10/31/2013              16,500.26               15,239.89              14,782.36
11/30/2013              16,965.71               15,695.40              15,246.97
12/31/2013              17,450.34               16,197.44              15,704.57
 1/31/2014              16,952.86               15,810.78              15,334.46

                                   [END CHART]

                         Data from 7/31/08 to 1/31/14.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Aggressive Growth Fund Institutional Shares to the Fund's benchmarks listed above (see page 7 for benchmark definitions).

*The performance of the Russell 1000 Growth Index and the Lipper Large-Cap Growth Funds Index is calculated from the end of the month, July 31, 2008, while the Institutional Shares' inception date is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indices does not reflect the deduction of any fees or expenses.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                               o TOP 10 HOLDINGS o
                                 AS OF 1/31/2014
                                (% of Net Assets)

Google, Inc. "A" ........................................................   4.5%
Visa, Inc. "A" ..........................................................   2.8%
Apple, Inc. .............................................................   2.5%
Celgene Corp. ...........................................................   2.4%
Microsoft Corp. .........................................................   2.3%
priceline.com, Inc. .....................................................   2.3%
Amgen, Inc. .............................................................   2.1%
Union Pacific Corp. .....................................................   2.1%
Gilead Sciences, Inc. ...................................................   2.1%
Danaher Corp. ...........................................................   2.1%

                        o ASSET ALLOCATION -- 1/31/2014 o

                         [PIE CHART OF ASSET ALLOCATION]

INFORMATION TECHNOLOGY                                                     32.1%
CONSUMER DISCRETIONARY                                                     22.4%
HEALTH CARE                                                                17.0%
INDUSTRIALS                                                                12.1%
FINANCIALS                                                                  6.0%
ENERGY                                                                      3.4%
CONSUMER STAPLES                                                            2.8%
MATERIALS                                                                   2.3%
TELECOMMUNICATION SERVICES                                                  0.7%
MONEY MARKET INSTRUMENTS                                                    0.9%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 11-18.

================================================================================

10  | USAA AGGRESSIVE GROWTH FUND

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2014 (unaudited)

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            COMMON STOCKS (98.8%)

            CONSUMER DISCRETIONARY (22.4%)
            ------------------------------
            ADVERTISING (0.5%)
    75,431  Omnicom Group, Inc.                                       $    5,475
                                                                      ----------
            APPAREL RETAIL (1.0%)
    21,210  Buckle, Inc.                                                     940
    84,800  Ross Stores, Inc.                                              5,759
    73,804  TJX Companies, Inc.                                            4,233
                                                                      ----------
                                                                          10,932
                                                                      ----------
            APPAREL, ACCESSORIES & LUXURY GOODS (0.9%)
     2,578  Lululemon Athletica, Inc.*                                       118
    54,300  Michael Kors Holdings Ltd.*                                    4,340
    38,500  Ralph Lauren Corp.                                             6,040
                                                                      ----------
                                                                          10,498
                                                                      ----------
            AUTO PARTS & EQUIPMENT (0.6%)
   136,000  BorgWarner, Inc.                                               7,303
                                                                      ----------
            AUTOMOBILE MANUFACTURERS (0.3%)
   158,973  Ford Motor Co.                                                 2,378
     3,900  Tesla Motors, Inc.*                                              708
                                                                      ----------
                                                                           3,086
                                                                      ----------
            AUTOMOTIVE RETAIL (0.4%)
    36,122  O'Reilly Automotive, Inc.*                                     4,731
                                                                      ----------
            BROADCASTING (1.2%)
   132,300  CBS Corp. "B"                                                  7,769
    42,053  Discovery Communications, Inc. "A"*                            3,355
    44,235  Scripps Networks Interactive "A"                               3,208
                                                                      ----------
                                                                          14,332
                                                                      ----------
            CABLE & SATELLITE (1.7%)
   200,444  Comcast Corp. "A"                                             10,914
    19,984  DIRECTV*                                                       1,388
    65,500  Liberty Global plc "A"*                                        5,235
    30,900  Liberty Global plc "C"*                                        2,451
                                                                      ----------
                                                                          19,988
                                                                      ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            CASINOS & GAMING (0.9%)
    48,441  Wynn Resorts Ltd.                                         $   10,532
                                                                      ----------
            FOOTWEAR (0.9%)
   138,756  NIKE, Inc. "B"                                                10,108
                                                                      ----------
            GENERAL MERCHANDISE STORES (0.7%)
   142,800  Dollar General Corp.*                                          8,043
    10,711  Dollar Tree, Inc.*                                               541
                                                                      ----------
                                                                           8,584
                                                                      ----------
            HOME IMPROVEMENT RETAIL (2.2%)
   123,765  Home Depot, Inc.                                               9,511
   353,410  Lowe's Companies, Inc.                                        16,360
                                                                      ----------
                                                                          25,871
                                                                      ----------
            HOMEBUILDING (0.4%)
   235,135  PulteGroup, Inc.                                               4,778
                                                                      ----------
            HOTELS, RESORTS & CRUISE LINES (1.5%)
   258,100  Hilton Worldwide Holdings Inc.*                                5,588
    79,663  Starwood Hotels & Resorts Worldwide, Inc.                      5,952
    88,909  Wyndham Worldwide Corp.                                        6,307
                                                                      ----------
                                                                          17,847
                                                                      ----------
            INTERNET RETAIL (4.7%)
    62,425  Amazon.com, Inc.*                                             22,391
    23,382  Expedia, Inc.                                                  1,519
    64,512  Homeaway, Inc.*                                                2,636
    23,755  priceline.com, Inc.*                                          27,197
    16,400  TripAdvisor, Inc.*                                             1,266
                                                                      ----------
                                                                          55,009
                                                                      ----------
            MOVIES & ENTERTAINMENT (2.1%)
   540,584  Twenty-First Century Fox, Inc. "A"                            17,201
    96,800  Walt Disney Co.                                                7,029
                                                                      ----------
                                                                          24,230
                                                                      ----------
            RESTAURANTS (1.9%)
    12,358  Chipotle Mexican Grill, Inc.*                                  6,821
   217,400  Starbucks Corp.                                               15,462
                                                                      ----------
                                                                          22,283
                                                                      ----------
            SPECIALTY STORES (0.5%)
    13,849  PetSmart, Inc.                                                   872
    59,300  Ulta Salon, Cosmetics & Fragrance, Inc.*                       5,083
                                                                      ----------
                                                                           5,955
                                                                      ----------
            Total Consumer Discretionary                                 261,542
                                                                      ----------

================================================================================

12  | USAA AGGRESSIVE GROWTH FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            CONSUMER STAPLES (2.8%)
            -----------------------
            BREWERS (0.2%)
    21,897  Anheuser-Busch InBev N.V. ADR                             $    2,099
                                                                      ----------
            DRUG RETAIL (1.0%)
   172,399  CVS Caremark Corp.                                            11,675
                                                                      ----------
            HYPERMARKETS & SUPER CENTERS (0.8%)
    79,448  Costco Wholesale Corp.                                         8,927
                                                                      ----------
            PACKAGED FOODS & MEAT (0.3%)
    45,496  Green Mountain Coffee Roasters, Inc.                           3,685
                                                                      ----------
            PERSONAL PRODUCTS (0.5%)
    88,300  Estee Lauder Companies, Inc. "A"                               6,070
                                                                      ----------
            Total Consumer Staples                                        32,456
                                                                      ----------
            ENERGY (3.4%)
            -------------
            OIL & GAS EQUIPMENT & SERVICES (1.6%)
    56,974  National-Oilwell Varco, Inc.                                   4,274
    44,704  Oceaneering International, Inc.                                3,047
   122,100  Schlumberger Ltd.                                             10,692
                                                                      ----------
                                                                          18,013
                                                                      ----------
            OIL & GAS EXPLORATION & PRODUCTION (1.5%)
    37,993  Apache Corp.                                                   3,049
    25,065  Cabot Oil & Gas Corp.                                          1,002
   109,200  Noble Energy, Inc.                                             6,806
    77,000  Range Resources Corp.                                          6,637
                                                                      ----------
                                                                          17,494
                                                                      ----------
            OIL & GAS REFINING & MARKETING (0.3%)
    74,234  Valero Energy Corp.                                            3,793
                                                                      ----------
            Total Energy                                                  39,300
                                                                      ----------
            FINANCIALS (6.0%)
            -----------------
            ASSET MANAGEMENT & CUSTODY BANKS (1.1%)
    36,460  BlackRock, Inc.                                               10,955
    32,205  Waddell & Reed Financial, Inc. "A"                             2,088
                                                                      ----------
                                                                          13,043
                                                                      ----------
            CONSUMER FINANCE (1.3%)
   181,930  American Express Co.                                          15,468
                                                                      ----------
            INVESTMENT BANKING & BROKERAGE (1.1%)
   228,500  Charles Schwab Corp.                                           5,672
   246,400  Morgan Stanley                                                 7,271
                                                                      ----------
                                                                          12,943
                                                                      ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            OTHER DIVERSIFIED FINANCIAL SERVICES (1.3%)
   346,684  Bank of America Corp.                                     $    5,807
   159,387  JPMorgan Chase & Co.                                           8,823
                                                                      ----------
                                                                          14,630
                                                                      ----------
            REITs - SPECIALIZED (0.7%)
   103,000  American Tower Corp.                                           8,331
                                                                      ----------
            SPECIALIZED FINANCE (0.5%)
    25,042  IntercontinentalExchange Group, Inc.                           5,228
                                                                      ----------
            Total Financials                                              69,643
                                                                      ----------
            HEALTH CARE (17.0%)
            -------------------
            BIOTECHNOLOGY (10.0%)
    63,400  Alexion Pharmaceuticals, Inc.*                                10,063
   210,941  Amgen, Inc.                                                   25,091
    76,921  Biogen Idec, Inc.*                                            24,049
   183,464  Celgene Corp.*                                                27,874
   305,524  Gilead Sciences, Inc.*                                        24,640
    78,000  Incyte Corp.*                                                  5,111
                                                                      ----------
                                                                         116,828
                                                                      ----------
            HEALTH CARE DISTRIBUTORS (1.0%)
    69,987  McKesson Corp.                                                12,207
                                                                      ----------
            HEALTH CARE EQUIPMENT (1.9%)
    47,186  Becton, Dickinson & Co.                                        5,102
    39,275  C.R. Bard, Inc.                                                5,090
   113,570  Medtronic, Inc.                                                6,423
    59,332  Zimmer Holdings, Inc.                                          5,575
                                                                      ----------
                                                                          22,190
                                                                      ----------
            HEALTH CARE FACILITIES (0.2%)
    38,894  HCA Holdings, Inc.*                                            1,955
                                                                      ----------
            HEALTH CARE SERVICES (1.0%)
   114,500  Catamaran Corp.*                                               5,567
    90,619  Express Scripts Holdings Co.*                                  6,768
                                                                      ----------
                                                                          12,335
                                                                      ----------
            HEALTH CARE TECHNOLOGY (0.6%)
   131,700  Cerner Corp.*                                                  7,493
                                                                      ----------
            MANAGED HEALTH CARE (0.4%)
    62,164  Aetna, Inc.                                                    4,248
                                                                      ----------
            PHARMACEUTICALS (1.9%)
    29,746  Bristol-Myers Squibb Co.                                       1,486
    74,277  Eli Lilly and Co.                                              4,012

================================================================================

14  | USAA AGGRESSIVE GROWTH FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
    49,735  Johnson & Johnson                                         $    4,400
    89,688  Merck & Co., Inc.                                              4,751
   241,900  Zoetis, Inc.                                                   7,344
                                                                      ----------
                                                                          21,993
                                                                      ----------
            Total Health Care                                            199,249
                                                                      ----------
            INDUSTRIALS (12.1%)
            -------------------
            AEROSPACE & DEFENSE (4.0%)
    83,782  Boeing Co.                                                    10,494
    77,657  Honeywell International, Inc.                                  7,085
    42,600  Precision Castparts Corp.                                     10,852
   165,555  United Technologies Corp.                                     18,877
                                                                      ----------
                                                                          47,308
                                                                      ----------
            AIR FREIGHT & LOGISTICS (0.6%)
    68,315  United Parcel Service, Inc. "B"                                6,506
                                                                      ----------
            AIRLINES (0.4%)
   158,300  Delta Air Lines, Inc.                                          4,845
                                                                      ----------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.5%)
    46,891  Rockwell Automation, Inc.                                      5,385
                                                                      ----------
            INDUSTRIAL CONGLOMERATES (2.8%)
    61,211  3M Co.                                                         7,847
   330,007  Danaher Corp.                                                 24,549
                                                                      ----------
                                                                          32,396
                                                                      ----------
            INDUSTRIAL MACHINERY (1.3%)
    54,371  Dover Corp.                                                    4,706
    54,409  Illinois Tool Works, Inc.                                      4,291
    58,617  Parker-Hannifin Corp.                                          6,646
                                                                      ----------
                                                                          15,643
                                                                      ----------
            RAILROADS (2.1%)
   142,400  Union Pacific Corp.                                           24,812
                                                                      ----------
            SECURITY & ALARM SERVICES (0.4%)
    42,118  ADT Corp.                                                      1,265
    89,194  Tyco International Ltd.                                        3,612
                                                                      ----------
                                                                           4,877
                                                                      ----------
            Total Industrials                                            141,772
                                                                      ----------
            INFORMATION TECHNOLOGY (32.1%)
            ------------------------------
            APPLICATION SOFTWARE (3.2%)
    63,313  Informatica Corp.*                                             2,555
    60,493  Intuit, Inc.                                                   4,431

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
   375,327  Salesforce.com, Inc.*                                     $   22,719
    46,493  Splunk, Inc.*                                                  3,582
    46,005  Workday, Inc. "A"*                                             4,119
                                                                      ----------
                                                                          37,406
                                                                      ----------
            COMMUNICATIONS EQUIPMENT (2.4%)
   285,533  Cisco Systems, Inc.                                            6,256
    28,879  F5 Networks, Inc.*                                             3,090
   251,254  QUALCOMM, Inc.                                                18,648
                                                                      ----------
                                                                          27,994
                                                                      ----------
            COMPUTER HARDWARE (2.5%)
    58,088  Apple, Inc.                                                   29,079
                                                                      ----------
            COMPUTER STORAGE & PERIPHERALS (1.7%)
   225,385  NetApp, Inc.                                                   9,543
    77,275  SanDisk Corp.                                                  5,374
    63,389  Western Digital Corp.                                          5,462
                                                                      ----------
                                                                          20,379
                                                                      ----------
            DATA PROCESSING & OUTSOURCED SERVICES (4.5%)
    20,325  Alliance Data Systems Corp.*                                   4,871
   134,050  MasterCard, Inc. "A"                                          10,145
    76,083  Paychex, Inc.                                                  3,182
    51,143  Vantiv, Inc. "A"*                                              1,552
   153,480  Visa, Inc. "A"                                                33,064
                                                                      ----------
                                                                          52,814
                                                                      ----------
            INTERNET SOFTWARE & SERVICES (9.1%)
    49,100  Baidu, Inc. ADR*                                               7,684
    67,200  eBay, Inc.*                                                    3,575
   361,527  Facebook, Inc. "A"*                                           22,621
    44,160  Google, Inc. "A"*                                             52,152
   107,269  IAC/InterActiveCorp.                                           7,513
    42,908  LinkedIn Corp. "A"*                                            9,234
     6,783  Twitter, Inc.*                                                   438
    82,653  Yahoo! Inc.*                                                   2,977
                                                                      ----------
                                                                         106,194
                                                                      ----------
            IT CONSULTING & OTHER SERVICES (0.6%)
    79,400  Cognizant Technology Solutions Corp. "A"*                      7,695
                                                                      ----------
            SEMICONDUCTOR EQUIPMENT (0.5%)
   321,900  Applied Materials, Inc.                                        5,414
                                                                      ----------
            SEMICONDUCTORS (2.4%)
   245,735  Altera Corp.                                                   8,215
   164,800  ARM Holdings plc ADR                                           7,593

================================================================================

16  | USAA AGGRESSIVE GROWTH FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
    84,976  Microchip Technology, Inc.                                $    3,812
    92,572  Skyworks Solutions, Inc.*                                      2,800
   119,262  Xilinx, Inc.                                                   5,536
                                                                      ----------
                                                                          27,956
                                                                      ----------
            SYSTEMS SOFTWARE (5.2%)
   119,668  Check Point Software Technologies Ltd.*                        7,830
   723,140  Microsoft Corp.                                               27,371
    26,038  NetSuite, Inc.*                                                2,738
   441,873  Oracle Corp.                                                  16,305
    33,753  Red Hat, Inc.*                                                 1,907
    66,100  Servicenow, Inc.*                                              4,193
                                                                      ----------
                                                                          60,344
                                                                      ----------
            Total Information Technology                                 375,275
                                                                      ----------
            MATERIALS (2.3%)
            ----------------
            FERTILIZERS & AGRICULTURAL CHEMICALS (1.5%)
   169,391  Monsanto Co.                                                  18,048
                                                                      ----------
            SPECIALTY CHEMICALS (0.8%)
    64,300  Ecolab, Inc.                                                   6,465
    13,369  Sherwin-Williams Co.                                           2,450
                                                                      ----------
                                                                           8,915
                                                                      ----------
            Total Materials                                               26,963
                                                                      ----------
            TELECOMMUNICATION SERVICES (0.7%)
            ---------------------------------
            WIRELESS TELECOMMUNICATION SERVICES (0.7%)
    93,400  SBA Communications Corp. "A"*                                  8,663
                                                                      ----------
            Total Common Stocks (cost: $773,788)                       1,154,863
                                                                      ----------

            MONEY MARKET INSTRUMENTS (0.9%)

            MONEY MARKET FUNDS (0.9%)
10,350,989  State Street Institutional Liquid Reserve
              Fund, 0.06%(a) (cost: $10,351)                              10,351
                                                                      ----------
            Total Money Market Instruments (cost: $10,351)                10,351
                                                                      ----------

            TOTAL INVESTMENTS (COST: $784,139)                        $1,165,214
                                                                      ==========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

-----------------------------------------------------------------------------------------------------
($ IN 000s)                                        VALUATION HIERARCHY
-----------------------------------------------------------------------------------------------------
                                          (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                      QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                  IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                         FOR IDENTICAL ASSETS              INPUTS         INPUTS          TOTAL
-----------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                          $1,154,863                  $-             $-     $1,154,863
Money Market Instruments:
  Money Market Funds                         10,351                   -              -         10,351
-----------------------------------------------------------------------------------------------------
Total                                    $1,165,214                  $-             $-     $1,165,214
-----------------------------------------------------------------------------------------------------

For the period of August 1, 2013, through January 31, 2014, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

18  | USAA AGGRESSIVE GROWTH FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2014 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o   PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

    ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

    REIT   Real estate investment trust

o   SPECIFIC NOTES

    (a) Rate represents the money market fund annualized seven-day yield at January 31, 2014.

      * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  19

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

January 31, 2014 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $784,139)        $1,165,214
  Receivables:
    Capital shares sold
      Affiliated transactions (Note 7)                                         22
      Unaffiliated transactions                                             1,113
    Dividends and interest                                                    388
    Securities sold                                                        11,523
                                                                       ----------
      Total assets                                                      1,178,260
                                                                       ----------
LIABILITIES
  Payables:
    Securities purchased                                                    8,944
    Capital shares redeemed                                                   573
  Accrued management fees                                                     444
  Accrued transfer agent's fees                                                33
  Other accrued expenses and payables                                          88
                                                                       ----------
      Total liabilities                                                    10,082
                                                                       ----------
        Net assets applicable to capital shares outstanding            $1,168,178
                                                                       ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                      $  773,241
  Overdistribution of net investment income                               (23,944)
  Accumulated net realized gain on investments                             37,806
  Net unrealized appreciation of investments                              381,075
                                                                       ----------
        Net assets applicable to capital shares outstanding            $1,168,178
                                                                       ==========
  Net asset value, redemption price, and offering price per share:
    Fund Shares (net assets of $1,057,508/27,039 shares outstanding)   $    39.11
                                                                       ==========
    Institutional Shares (net assets of $110,670/2,811 shares
      outstanding)                                                     $    39.37
                                                                       ==========

See accompanying notes to financial statements.

================================================================================

20  | USAA AGGRESSIVE GROWTH FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended January 31, 2014 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $2)                      $  6,568
   Interest                                                                    3
                                                                        --------
      Total income                                                         6,571
                                                                        --------

EXPENSES
   Management fees                                                         2,663
   Administration and servicing fees:
      Fund Shares                                                          1,347
      Institutional Shares                                                    59
   Transfer agent's fees:
      Fund Shares                                                          1,127
      Institutional Shares                                                    59
   Custody and accounting fees:
      Fund Shares                                                            109
      Institutional Shares                                                    11
   Postage:
      Fund Shares                                                             49
   Shareholder reporting fees:
      Fund Shares                                                             29
   Trustees' fees                                                              7
   Registration fees:
      Fund Shares                                                             20
      Institutional Shares                                                    14
   Professional fees                                                          54
   Other                                                                      12
                                                                        --------
         Total expenses                                                    5,560
   Expenses paid indirectly:
      Fund Shares                                                            (21)
                                                                        --------
         Net expenses                                                      5,539
                                                                        --------
NET INVESTMENT INCOME                                                      1,032
                                                                        --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain                                                      76,686
   Change in net unrealized appreciation/depreciation                     53,984
                                                                        --------
         Net realized and unrealized gain                                130,670
                                                                        --------
Increase in net assets resulting from operations                        $131,702
                                                                        ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  21

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended January 31, 2014 (unaudited), and year ended
July 31, 2013

----------------------------------------------------------------------------------------------

                                                                      1/31/2014      7/31/2013
----------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                              $    1,032     $    5,196
  Net realized gain on investments                                       76,686         99,417
  Change in net unrealized appreciation/depreciation
    of investments                                                       53,984        114,520
                                                                     -------------------------
    Increase in net assets resulting from operations                    131,702        219,133
                                                                     -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Fund Shares                                                         (24,842)        (2,172)
    Institutional Shares                                                 (2,596)        (1,028)
                                                                     -------------------------
       Total distributions of net investment income                     (27,438)        (3,200)
                                                                     -------------------------
  Net realized gains:
    Fund Shares                                                         (75,792)       (84,034)
    Institutional Shares                                                 (7,525)       (16,929)
                                                                     -------------------------
       Total distributions of net realized gains                        (83,317)      (100,963)
                                                                     -------------------------
    Distributions to shareholders                                      (110,755)      (104,163)
                                                                     -------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 5)
  Fund Shares                                                            29,024         36,726
  Institutional Shares                                                  (56,814)       (32,241)
                                                                     -------------------------
    Total net increase (decrease) in net assets from
       capital share transactions                                       (27,790)         4,485
                                                                     -------------------------
  Net increase (decrease) in net assets                                  (6,843)       119,455
NET ASSETS
  Beginning of period                                                 1,175,021      1,055,566
                                                                     -------------------------
  End of period                                                      $1,168,178     $1,175,021
                                                                     =========================
Accumulated undistributed (overdistribution of)
  net investment income:
  End of period                                                      $  (23,944)    $    2,462
                                                                     =========================

See accompanying notes to financial statements.

================================================================================

22  | USAA AGGRESSIVE GROWTH FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2014 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this semiannual report pertains only to the USAA Aggressive Growth Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek capital appreciation.

The Fund consists of two classes of shares: Aggressive Growth Fund Shares (Fund Shares) and Aggressive Growth Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

================================================================================

24  | USAA AGGRESSIVE GROWTH FUND

================================================================================

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser(s), if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

    3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

    4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    5. Repurchase agreements are valued at cost, which approximates market value.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

    6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser(s), if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

================================================================================

26  | USAA AGGRESSIVE GROWTH FUND

================================================================================

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

E. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

    from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received.
    At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

F. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended January 31, 2014, brokerage commission recapture credits reduced the expenses of the Fund Shares and Institutional Shares by $21,000 and less than $500, respectively. For the six-month period ended January 31, 2014, there were no custodian and other bank credits.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that

================================================================================

28  | USAA AGGRESSIVE GROWTH FUND

================================================================================

    may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the six-month period ended January 31, 2014, the Fund paid CAPCO facility fees of $3,000, which represents 1.9% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2014.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2014, in accordance with applicable tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

Under the Regulated Investment Company Modernization Act of 2010 (the Act), a fund is permitted to carry forward net capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and/or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At July 31, 2013, the Fund had no pre-enactment or post-enactment capital loss carryforwards, for federal income tax purposes.

For the six-month period ended January 31, 2014, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2014, were $355,150,000 and $500,669,000, respectively.

As of January 31, 2014, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of January 31, 2014, were $384,407,000 and $3,332,000, respectively, resulting in net unrealized appreciation of $381,075,000.

(5) CAPITAL SHARE TRANSACTIONS

At January 31, 2014, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

================================================================================

30  | USAA AGGRESSIVE GROWTH FUND

================================================================================

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds. Capital share transactions for all classes were as follows, in thousands:

                                        SIX-MONTH
                                      PERIOD ENDED               YEAR ENDED
                                    JANUARY 31, 2014           JULY 31, 2013
--------------------------------------------------------------------------------
                                  SHARES        AMOUNT     SHARES        AMOUNT
                                 -----------------------------------------------
FUND SHARES:
Shares sold                       1,698      $  67,940       2,981     $ 106,316
Shares issued from
  reinvested dividends            2,522         99,432       2,607        85,112
Shares redeemed                  (3,455)      (138,348)     (4,338)     (154,702)
                                 -----------------------------------------------
Net increase from
  capital share transactions        765      $  29,024       1,250     $  36,726
                                 ===============================================
INSTITUTIONAL SHARES:
Shares sold                         139      $   5,600         778     $  27,988
Shares issued from
  reinvested dividends              255         10,121         546        17,957
Shares redeemed                  (1,852)       (72,535)     (2,084)      (78,186)
                                 -----------------------------------------------
Net decrease from
  capital share transactions     (1,458)     $ (56,814)       (760)    $ (32,241)
                                 ===============================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of a portion of the Fund's assets, subject to the authority of and supervision by the Board. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadviser(s) to manage the actual day-to-day investment of a portion of the Fund's assets.

    The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically reports to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

    for allocating assets to the subadviser(s). The allocation for each subadviser could range from 0% to 100% of the Fund's assets, and the Manager could change the allocations without shareholder approval.

    The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee, which is accrued daily and paid monthly, is computed as a percentage of the Fund's average net assets at annualized rates of 0.50% of the first $750 million of average net assets, 0.40% of that portion of average net assets over $750 million but not over $1.5 billion, and 0.33% of that portion of average net assets over $1.5 billion. For the six-month period ended January 31, 2014, the Fund's effective annualized base fee was 0.46% of the Fund's average net assets for the same period.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper Large-Cap Growth Funds Index over the performance period. The Lipper Large-Cap Growth Funds Index tracks the total return performance of the 30 largest funds in the Lipper Large-Cap Growth Funds category. The performance period for the Fund consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE               ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                 AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                   +/- 0.04%
+/- 4.01% to 7.00%                   +/- 0.05%
+/- 7.01% and greater                +/- 0.06%

    (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point (0.01%). Average net assets of the share class are calculated over a rolling 36-month period.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the

================================================================================

32  | USAA AGGRESSIVE GROWTH FUND

================================================================================

    denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Large-Cap Growth Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended January 31, 2014, the Fund incurred total management fees, paid or payable to the Manager, of $2,663,000, which included a performance adjustment for the Fund Shares of $(106,000). For the Fund Shares, the performance adjustment was (0.02)%. There was no performance adjustment for the Institutional Shares.

B. SUBADVISORY AGREEMENT(S) -- The Manager has entered into investment subadvisory agreements with Wellington Management Company, LLP (Wellington Management) and Winslow Capital Management, LLC (Winslow Capital), under which Wellington Management and Winslow Capital direct the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager).

    The Manager (not the Fund) pays Wellington Management a subadvisory fee in the annual amount of 0.325% on the first $300 million, 0.30% on the next $700 million, and 0.28% on assets over $1 billion of the portion of the Fund's average net assets that Wellington Management manages. For the six-month period ended January 31, 2014, the Manager incurred subadvisory fees, paid or payable to Wellington Management, of $883,000.

    The Manager (not the Fund) pays Winslow Capital a subadvisory fee in the annual amount of 0.40% on the first $100 million, 0.35% on the next $250 million, 0.30% on the next $250 million, and 0.25% on the next $400 million of the portion of the Fund's average net assets that Winslow Capital manages. For the six-month period ended January 31, 2014, the Manager incurred subadvisory fees, paid or payable to Winslow Capital, of $1,054,000.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.25% and 0.10% of average net assets of the Fund Shares and Institutional Shares, respectively. For the six-month period ended January 31, 2014, the Fund Shares and Institutional Shares incurred administration and servicing fees, paid or payable to the Manager, of $1,347,000 and $59,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2014, the Fund reimbursed the Manager $16,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for Fund Shares are paid monthly based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts held with such intermediaries. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the six-month period ended January 31, 2014, the Fund Shares and Institutional Shares incurred transfer agent's fees, paid or payable to SAS, of $1,127,000 and $59,000, respectively.

E. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

================================================================================

34  | USAA AGGRESSIVE GROWTH FUND

================================================================================

(7) TRANSACTIONS WITH AFFILIATES

The Fund offers its Institutional Shares for investment by other USAA Funds and is one of 17 USAA mutual funds in which the affiliated USAA fund-of-funds may invest. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control. As of January 31, 2014, the Fund recorded a receivable for capital shares sold of $22,000 for the USAA fund-of-funds' purchases of Institutional Shares. As of January 31, 2014, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

AFFILIATED USAA FUND                                               OWNERSHIP %
--------------------------------------------------------------------------------
USAA Cornerstone Conservative Fund                                     0.1
USAA Cornerstone Equity Fund                                           0.3
USAA Target Retirement Income Fund                                     0.4
USAA Target Retirement 2020 Fund                                       1.0
USAA Target Retirement 2030 Fund                                       2.6
USAA Target Retirement 2040 Fund                                       3.3
USAA Target Retirement 2050 Fund                                       1.7
USAA Target Retirement 2060 Fund                                       0.0*

*Represents less than 0.1%

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

(8) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                       SIX-MONTH
                                     PERIOD ENDED
                                      JANUARY 31,                              YEAR ENDED JULY 31,
                                   ------------------------------------------------------------------------------------
                                         2014            2013          2012            2011          2010          2009
                                   ------------------------------------------------------------------------------------
Net asset value at
  beginning of period              $    38.44      $    35.09      $  34.57      $    27.56      $  24.83      $  32.38
                                   ------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income (loss)           (.00)(a)         .13          (.00)(a)        (.01)          .08           .15
  Net realized and
    unrealized gain (loss)               4.47            6.73           .52            7.03          2.77         (7.54)
                                   ------------------------------------------------------------------------------------
Total from investment
  operations                             4.47            6.86           .52            7.02          2.85         (7.39)
                                   ------------------------------------------------------------------------------------
Less distributions from:
  Net investment income                  (.89)           (.08)            -            (.01)         (.12)         (.16)
  Realized capital gains                (2.91)          (3.43)            -               -             -             -
                                   ------------------------------------------------------------------------------------
Total distributions                     (3.80)          (3.51)            -            (.01)         (.12)         (.16)
                                   ------------------------------------------------------------------------------------
Net asset value at end
  of period                        $    39.11      $    38.44      $  35.09      $    34.57      $  27.56      $  24.83
                                   ====================================================================================
Total return (%)*                       11.70           21.34          1.50           25.47         11.48(b)     (22.75)
Net assets at end of
  period (000)                     $1,057,508      $1,009,963      $878,246      $1,207,205      $997,867      $863,162
Ratios to average
  net assets:**
  Expenses (%)(c)                         .95(d)         1.08          1.08            1.02          1.06(b)       1.18
  Net investment income (loss) (%)        .15(d)          .40          (.01)           (.12)          .27           .62
Portfolio turnover (%)                     30              67            55              63           156(e)         79

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.

 ** For the six-month period ended January 31, 2014, average net assets were $1,068,938,000.

(a) Represents less than $0.01 per share.

(b) During the year ended July 30, 2010, SAS reimbursed the Fund Shares $327,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the
    Fund Shares' total return was less than 0.01%. The reimbursement decreased the Fund Shares' expense ratios by 0.03%. This decrease is excluded from the expense ratios in the Financial Highlights table.

(c) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly.
    The Fund Shares' expenses paid indirectly decreased the expense ratios as follows:
                                         (.00%)(+)       (.01%)        (.01%)          (.00%)(+)     (.01%)        (.00%)(+)
    (+) Represents less than 0.01% of average net assets.

(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

(e) Reflects increased trading activity due to changes in subadviser(s) and asset allocation strategies.

================================================================================

36  | USAA AGGRESSIVE GROWTH FUND

================================================================================

(8) FINANCIAL HIGHLIGHTS (CONTINUED) -- INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                     SIX-MONTH
                                   PERIOD ENDED                                                       PERIOD ENDED
                                    JANUARY 31,                   YEAR ENDED JULY 31,                   JULY 31,
                                   -------------------------------------------------------------------------------
                                       2014          2013          2012          2011         2010         2009***
                                   -------------------------------------------------------------------------------
Net asset value at
  beginning of period              $  38.67      $  35.26      $  34.60      $  27.58      $ 24.85      $ 32.06
                                   ----------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income                 .23           .30           .13           .14          .23          .24(a)
  Net realized and
    unrealized gain (loss)             4.31          6.73           .53          7.02         2.75        (7.22)(a)
                                   ----------------------------------------------------------------------------
Total from investment
  operations                           4.54          7.03           .66          7.16         2.98        (6.98)(a)
                                   ----------------------------------------------------------------------------
Less distributions from:
  Net investment income                (.93)         (.19)            -          (.14)        (.25)        (.23)
  Realized capital gains              (2.91)        (3.43)            -             -            -            -
                                   ----------------------------------------------------------------------------
Total distributions                   (3.84)        (3.62)            -          (.14)        (.25)        (.23)
                                   ----------------------------------------------------------------------------
Net asset value at end
  of period                        $  39.37      $  38.67      $  35.26      $  34.60      $ 27.58      $ 24.85
                                   ============================================================================
Total return (%)*                     11.84         21.79          1.91         26.00        11.97       (21.67)
Net assets at end of
  period (000)                     $110,670      $165,058      $177,320      $136,837      $70,397      $21,565
Ratios to average
  net assets:**
  Expenses (%)(c)                       .72(b)         .71          .68           .58(d)       .60(d)       .61(b),(d)
  Expenses, excluding
    reimbursements (%)                  .72(b)         .71          .68           .58          .60          .63
  Net investment income (%)             .41(b)         .78          .37           .31          .62         1.11(b)
Portfolio turnover (%)                   30             67           55            63          156(e)        79

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.

 ** For the six-month period ended January 31, 2014, average net assets were $115,926,000.

*** Institutional Shares were initiated on August 1, 2008.

(a) Calculated using average shares.

(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.

(c) Reflects total operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares' expenses paid indirectly decreased the expense ratios as follows:
                                       (.00%)(+)      (.00%)(+)    (.01%)        (.00%)(+)    (.01%)       (.00%)(+)
    (+) Represents less than 0.01% of average net assets.

(d) Prior to December 1, 2010, the Manager had voluntarily agreed to limit the annual expenses of the
    Institutional Shares to .61% of the Institutional Shares' average net assets.

(e) Reflects increased trading activity due to changes in subadviser(s) and asset allocation strategies.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

EXPENSE EXAMPLE

January 31, 2014 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2013, through January 31, 2014.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be

================================================================================

38  | USAA AGGRESSIVE GROWTH FUND

================================================================================

used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                      EXPENSES PAID
                                       BEGINNING                ENDING               DURING PERIOD*
                                     ACCOUNT VALUE           ACCOUNT VALUE          AUGUST 1, 2013 -
                                     AUGUST 1, 2013         JANUARY 31, 2014        JANUARY 31, 2014
                                    ------------------------------------------------------------------
FUND SHARES
Actual                                  $1,000.00              $1,117.00                  $5.07

Hypothetical
 (5% return before expenses)             1,000.00               1,020.42                   4.84

INSTITUTIONAL SHARES
Actual                                   1,000.00               1,118.40                   3.84

Hypothetical
 (5% return before expenses)             1,000.00               1,021.58                   3.67

* Expenses are equal to the annualized expense ratio of 0.95% for Fund Shares and 0.72% for Institutional Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 11.70% for Fund Shares and 11.84% for Institutional Shares for the six-month period of August 1, 2013, through January 31, 2014.

================================================================================

                                                           EXPENSE EXAMPLE |  39

================================================================================

TRUSTEES                               Daniel S. McNamara
                                       Robert L. Mason, Ph.D.
                                       Jefferson C. Boyce
                                       Paul L. McNamara
                                       Barbara B. Ostdiek, Ph.D.
                                       Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                      USAA Asset Management Company
INVESTMENT ADVISER                     P.O. Box 659453
                                       San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                        USAA Investment Management Company
DISTRIBUTOR                            P.O. Box 659453
                                       San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                         USAA Shareholder Account Services
                                       9800 Fredericksburg Road
                                       San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                          State Street Bank and Trust Company
ACCOUNTING AGENT                       P.O. Box 1713
                                       Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                            Ernst & Young LLP
REGISTERED PUBLIC                      100 West Houston St., Suite 1800
ACCOUNTING FIRM                        San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                            Under "My Accounts" on
SELF-SERVICE 24/7                      usaa.com select your mutual fund
AT USAA.COM                            account and either click the link or
                                       select 'I want to...' and select
OR CALL                                the desired action.
(800) 531-USAA
        (8722)
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA                                                 --------------
       9800 Fredericksburg Road                                PRSRT STD
       San Antonio, TX 78288                                 U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>>  SAVE PAPER AND FUND COSTS
    Under MY PROFILE on usaa.com select MANAGE PREFERENCES
    Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

    [LOGO OF USAA]
         USAA      WE KNOW WHAT IT MEANS TO SERVE.(R)

    ============================================================================
    23418-0314                               (C)2014, USAA. All rights reserved.


ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.




















SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2014

By:*     /S/ DANIEL J. MAVICO
         -----------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     3/31/2014
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     3/31/2014
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     3/31/2014
         ------------------------------

*Print the name and title of each signing officer under his or her signature.